Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographical Information [Abstract]
Schedule of Revenues	Revenues* by country are as follows:
	Year ended December 31,
	2023	2022
Canada	104,434	112,106
USA	15,966	25,095
Argentina	19,050	1,455
Paraguay	6,916	3,772
	146,366	142,428

*Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2023 and 2022, the Company earned 97% and 98% of its revenues, respectively, from one Mining pool. The Company has the ability to switch Mining Pools or to mine independently at any time.

Schedule of Property, Plant and Equipment by Country	The net book value of property, plant and equipment by country is as follows:
	As of December 31,	As of December 31,
	2023	2022
Canada	101,454	142,654
USA	18,154	32,664
Argentina	54,657	31,927
Paraguay	11,747	12,183
	186,012	219,428